Goodwill (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
	May 18, 2022	Dec. 30, 2023
Goodwill (Details) [Line Items]
Goodwill impairment		$ 10,000
Estimated value of Goodwill	$ 7,808
Staffing UK Reporting Unit [Member]
Goodwill (Details) [Line Items]
Goodwill impairment		$ 10,000